Average Annual Total Returns (Vanguard Total International Stock Index Fund Annuity:)	Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	FTSE Global All Cap ex US Index Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	MSCI ACWI ex USA IMI Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	Spliced Total International Stock Index Vanguard Total International Stock Index Fund Vanguard Total International Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.24%)	(3.39%)	(3.89%)	(3.39%)
Five Years	4.32%	4.93%	4.71%	4.42%
Ten Years	4.79%	5.79%	none	4.92%